Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Financial Assets and Liabilities Measured at Fair Value	The following table summarizes the Company’s financial assets and liabilities measured at fair value, as of December 31, 2019 and 2018:

	2019				2018
	Level 1		Level 2		Level 1		Level 2
Derivative financial instruments asset	Ps.	91	Ps.	905	Ps.	—	Ps.	2,605
Derivative financial instruments liability		47		2,191		236		881
Trust assets of labor obligations		1,249		—		1,142		—

Disclosure of Outstanding Forward Agreements to Purchase Foreign Currency
At December 31, 2019, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	7,692	Ps.	(315)	Ps.	20
At December 31, 2018, the Company had the following outstanding forward agreements to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,768	Ps.	(66)	Ps.	109

Disclosure of Outstanding Call Options to Purchase Foreign Currency
At December 31, 2019, the Company paid a net premium of Ps. 3 for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	107	Ps.	—	Ps.	2

As of December 31, 2018, the Company paid a net premium of Ps. 43 million for the following outstanding collar options to purchase foreign currency:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,734	Ps.	(33)	Ps.	57

Disclosure of Outstanding Cross Currency Swap Agreements
At December 31, 2019, the Company had the following outstanding cross currency swap agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	13,788	Ps.	(297)	Ps.	781
2021		—		—		—
2023		10,742		(594)		—
2027		6,596		(843)		—

At December 31, 2018, the Company had the following outstanding cross currency swap agreements:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,652	Ps.	—	Ps.	498
2020		14,400		(79)		969
2021		4,035		—		586
2023		11,219		(390)		135
2027		6,889		(42)		202

Summary of Outstanding Interest Rate Swap Agreements
At December 31, 2019, the Company had the following outstanding interest rate swap agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	4,365	Ps.	(142)	—
At December 31, 2018, the Company had the following outstanding interest rate swap agreements:

			Fair Value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	4,013	Ps.	(49)	—
2020		4,559		(112)	—
2021		4,035		(110)	—

Disclosure of Fair Value of Commodity Price Contracts
As of December 31, 2019, the Company had the following aluminum price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)	Asset
2020	Ps.	394	Ps. (1)	Ps.	5
As of December 31, 2019, the Company had the following PX + MEG (resin) price contracts:

			Fair value
	Notional
Maturity Date	amount		(Liability)		Asset
2020	Ps.	320	Ps.	(28)	Ps.	—

As of December 31, 2019, the Company had the following sugar price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	1,554	Ps.	(18)	Ps.	71
2021		98		—	Ps.	15
As of December 31, 2018, the Company had the following aluminum price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	265	Ps.	(17)	Ps.	—
As of December 31, 2018, the Company had the following PX + MEG (resin) price contracts

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,303	Ps.	(131)	Ps.	—
As of December 31, 2018, the Company had the following sugar price contracts:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2019	Ps.	1,223	Ps.	(88)	Ps.	—

21.8 Option embedded in the Promissory Note to fund the Vonpar’s acquisition

Disclosure of Net Effects of Expired Contracts Met Hedging Criteria
21.9 Net effects of expired contracts that met hedging criteria

Derivative	Impact in consolidated income statement	2019		2018		2017
Cross currency swaps (1)	Interest expense	Ps.	199	Ps.	157	Ps.	2,102
Cross currency swaps (1)	Foreign exchange		480		642		—
Interest rate swaps	Interest expense		515		—		—
Option to purchase foreign currency	Cost of good sold		(63)		(8)		—
Forward agreements to purchase foreign currency	Cost of good sold		(163)		240		89
Commodity Price contracts	Cost of good sold		(391)		(258)		(6)

(1)
The 2018 amount belong to the Brazilian swaps maturity and the amount for 2017 belongs to the maturity of the Mexico swaps portfolio. Both amounts are disclosed as part of the financial activities in each year.

Disclosure of Net Effect of Changes in Fair Value of Derivative Financial Instruments Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of changes in fair value of derivative financial instruments that did not meet the hedging criteria for accounting purposes.

Derivative	Impact in profit and loss	2019		2018		2017
Forward agreements to purchase foreign currency	Market value (loss) gain on financial statements	Ps.	4	Ps.	(12)	Ps.	12
Cross currency swaps	Market value (loss) gain on financial statements	Ps.	(293)		(116)		337

Disclosure of Net Effect of Expired Contracts Did Not Meet Hedging Criteria for Accounting Purposes	Net effect of expired contracts that did not meet the hedging criteria for accounting purposes

Type of Derivatives	Impact in Consolidated Income Statement	2019		2018		2017
Cross-currency swaps	Market value (loss) on financial instruments	Ps.	(293)	Ps.	(186)	Ps.	(104)
Embedded derivatives	Market value gain on financial instruments		4		—		1

Summary of Sensitivity Analysis of Interest Rate Risks Management
The following disclosures provide a sensitivity analysis of the interest rate risks management considered to be reasonably possible at the end of the reporting period, which the Company is exposed to as it relates to its fixed and floating rate borrowings and which considers its existing hedging strategy:

Interest Rate Risk	Change in U.S.$ rate	Effect on (profit) or loss
2019	+100 bps	Ps.	(44)
2018	+100 bps	Ps.	(134)
2017	+100 bps		(251)

Summary of Maturity Analysis for Non-derivative and Derivative Financial Liabilities	Cash outflows for financial liabilities (including interest) without fixed amount or timing are based on economic conditions (like interest rates and foreign exchange rates) existing at December 31, 2019.

(In millions of Ps)	2020		2021		2022		2023		2024		2025 and thereafter
Non-derivative financial liabilities:
Notes and bonds	Ps.	9,423	Ps.	2,500	Ps.	1,500	Ps.	24,461	Ps.	—	Ps.	19,807
Loans from banks		2,064		912		67		35		23		9,400
Derivatives financial liabilities (assets)		828		1,015		1,032		979		427		1,517

Summary of Company's Financial Instruments Used to Hedge Its Exposure to Foreign Exchange Rates, Interest Rates and Commodity Risks
As of December 31, 2019, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure (in millions of pesos)	3,742	2,086	—
Average exchange rate MXN/USD	20.00	20.20	—
Net exposure (in millions of pesos)	697	303	—
Average exchange rate BRL/USD	4.04	4.16	—
Net exposure (in millions of pesos)	220	85	—
Average exchange rate COP/USD	3,491	3,460	—
Net exposure (in millions of pesos)	137	—	—
Average exchange rate ARS/USD	79.23	—	—
Net exposure (in millions of pesos)	335	87	—
Average exchange rate UYU/USD	37.55	40.03	—
Foreign exchange currency option contracts
Net exposure (in millions of pesos)	107	—	—
Average exchange rate COP/USD	3,252	—	—
Foreign exchange currency swap contracts
Net exposure (in millions of pesos)	9,423	—	8,292
Average exchange rate MXN/USD	19.54	—	19.92
Net exposure (in millions of pesos)	—	4,365	9,046
Average exchange rate BRL/USD	—	3.41	4.00

Interest rate risk
Interest rate swaps
Net exposure (in millions of pesos)	—	4,365	—
Average interest rate	—	8.34%	—
Treasury Locks
Net exposure (in millions of pesos)	10,365	—	—
Average interest rate	1.81%	—	—

Commodities risk
Aluminum (in millions of pesos)	276	118	—
Average price (USD/Ton)	1,796	1,812	—
Sugar (in millions of pesos)	1,192	361	98
Average price (USD cent/Lb)	13.09	12.73	13.45
PX+MEG (in millions of pesos)	160	160	—
Average price (USD /Ton)	848	848	—

As of December 31, 2018, the Company’s financial instruments used to hedge its exposure to foreign exchange rates, interest rates and commodity risks were as follows:

Maturity
	1-6 months	6-12 months	More than 12
Foreign exchange currency risk
Foreign exchange currency forward contracts
Net exposure (in millions of pesos)	3,484	683	—
Average exchange rate MXN/USD	20.19	20.75	—
Net exposure (in millions of pesos)	805	337	—
Average exchange rate BRL/USD	3.75	3.83	—
Net exposure (in millions of pesos)	429	63	—
Average exchange rate COP/USD	2,851	2,976	—
Net exposure (in millions of pesos)	339	—	—
Average exchange rate ARS/USD	43.31	—	—
Net exposure (in millions of pesos)	196	159	—
Average exchange rate UYU/USD	32.9	33.97	—
Foreign exchange currency swap contracts
Net exposure (in millions of pesos)	—	—	18,502
Average exchange rate MXN/USD	—	—	19.72
Net exposure (in millions of pesos)	—	4,652	18,042
Average exchange rate BRL/USD	—	3.36	3.59

Interest rate risk
Interest rate swaps
Net exposure (in millions of pesos)	—	4,013	8,594
Average interest rate	—	6.29%	8.15%

Commodities risk
Aluminum (in millions of pesos)	189	75	—
Average price (USD/Ton)	1,975	1,986	—
Sugar (in millions of pesos)	725	498	—
Average price (USD cent/Lb)	12.86	13.11	—
PX+MEG (in millions of pesos)	739	565	—
Average price (USD /Ton)	1,077	1,040	—

Summary of Cash Flows Hedge Exposures
As of December 31, 2018, the Company included the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	1	22	—

As of December 31, 2017, the Company included the following cash flows hedge exposures:

In millions of pesos	Cash flow hedge reserve	Cash flow hedge costs	Remained balances of cash flow hedge reserve from which hedge accounting is not applied
Foreign exchange currency risk
Net sales, trade account receivables and borrowings	—	—	—
Purchase of stock	—	11	—

Summary of Cash Flow Financial Instruments Amounts and Its Related Non-effective Portion
As of December 31, 2018, cash flow financial instruments amounts and its related non-effective
portion were as follows:

In millions of pesos	Notional	Assets	Liabilities	Financial position category in which the cash flow hedge is included
Foreign exchange currency risk
Forward contracts: Net sales, trade accounts receivables and borrowings	—	—	—	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Purchase of stock	4,768	109	(66)

Exchange rate swaps	41,195	2,390	(511)

Interest rate risk
Swap interest rate	12,607	—	(271)	Other investments including financial derivatives (assets), trade accounts payable (liabilities)

Commodities risk
Aluminum	265	—	(17)
Sugar	1,223	—	(88)
PX+MEG	1,303	—	(131)

Disclosure Of Treasury Lock Contracts Explanatory	At December 31, 2019, the Company had the following outstanding treasury locks agreements:

			Fair value
	Notional
Maturity Date	Amount		(Liability)		Asset
2020	Ps.	10,365	Ps.	—	Ps.	102

Market risk [member]
Statement [LineItems]
Summary of Sensitivity Analysis of Interest Rate Risks Management	The following disclosures provide a sensitivity analysis of the market risks, which the Company is exposed to as it relates to foreign exchange rates, interests rates and commodity prices, which it considers in its existing hedging strategy:

Forward agreement to purchase U.S. Dollar (MXN/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(9%)	Ps.	(739)	Ps.	—
2018	(13%)		(365)		—
2017	(12%)		(602)		—

Forward agreement to purchase U.S. Dollar (BRL/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(13%)	Ps.	(155)	Ps.	—
2018	(16%)		(413)		—
2017	(14%)		(234)		—

Forward agreement to purchase U.S. Dollar (COP/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(10%)	Ps.	(54)	Ps.	—
2018	(12%)		(2)		—
2017	(9%)		(73)		—

Forward agreement to purchase U.S. Dollar (ARS/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(25%)	Ps.	(88)	Ps.	—
2018	(27%)		(522)		—

Forward agreement to purchase U.S. Dollar (UYU/USD)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(5%)	Ps.	(23)	Ps.	—
2018	(8%)		(46)		—

Cross currency swaps (USD to MXN)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(9%)	Ps.	(2,315)	Ps.	—
2018	(13%)		(3,130)		—
2017	(12%)		(3,540)		—

Cross currency swaps (USD to BRL)	Change in USD rate	Effect on equity		Profit and loss effect
2019	(13%)	Ps.	(645)	Ps.	—
2018	(16%)		(9,068)		—
2017	(14%)		(7,483)		—

Interest rate swaps (floating to fixed rates)	Change in BRL rate	Effect on equity		Profit and loss effect
2019	(100 bps )	Ps.	(37)	Ps.	—
2018	(100 bps )		(1,976)		—

Sugar price contracts	Change on sugar Price	Effect on equity		Profit and loss effect
2019	(24%)	Ps.	(255)	Ps.	—
2018	(30%)		(341)		—
2017	(30%)		(32)		—

Aluminum price contracts	Change on Aluminum price	Effect on equity		Profit and loss effect
2019	(15%)	Ps.	(1,164)	Ps.	—
2018	(22%)		(55)		—
2016	(16%)		(13)		—

Options to purchase foreign currency (MXN to USD)	Change on USD rate	Effect on equity		Profit and loss effect
2019	(10%)	Ps.	(6)	Ps.	—
2018	(13%)		(303)		—